Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	ITEM 16K. CYBERSECURITY
Cybersecurity Risk Management and Strategy
We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our digital products and services, industrial systems and Internet connected assets (collectively, “digital and technological environments”), and the information generated and used in all processes and operations that support business activities (collectively, “Confidential Information”).
We design and assess our program based on the National Institute of Standards and Technology Cybersecurity
Framework (NIST CSF). This does not imply that we meet any particular technical standards, specifications or requirements, only that we use the NIST CSF as a guide to help us identify, assess and manage cybersecurity risks relevant to our business. Separately, our program has also been certified as meeting the requirements of the
International Organization for Standardization (“ISO”) 27001 security standard.
Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Key elements of our cybersecurity risk management program include but are not limited to the following:
▪a risk management methodology, which we use as a guide to help us identify and manage privacy related risks;
▪risk assessments designed to help identify potential material cybersecurity risks to our digital and technological environments and Confidential Information.
▪a security team lead by Ferrovial Global Chief Information Security Officer (Global CISO), principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, platforms and portfolio and (3) our response to cybersecurity incidents;
▪the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
▪cybersecurity awareness training of our employees, incident response personnel, and senior management;
▪a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;
and
▪a third-party risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile.
We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations or financial condition. See “3. Key Information—
D. Risk Factors—3. Risks Related to Operation and Performance—6. Digitalization and the use and importance of digital and technological environments and assets and, consequently, the increased risk of cyber threats and misuse, or failure of such environments and assets (including artificial intelligence and quantum technology), may affect our normal operation of assets and our ability to generate expected value, which could have a material adverse effect on our business, financial condition, and results of operations”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Key elements of our cybersecurity risk management program include but are not limited to the following:
▪a risk management methodology, which we use as a guide to help us identify and manage privacy related risks;
▪risk assessments designed to help identify potential material cybersecurity risks to our digital and technological environments and Confidential Information.
▪a security team lead by Ferrovial Global Chief Information Security Officer (Global CISO), principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, platforms and portfolio and (3) our response to cybersecurity incidents;
▪the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
▪cybersecurity awareness training of our employees, incident response personnel, and senior management;
▪a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;
and
▪a third-party risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations or financial condition. See “3. Key Information—
D. Risk Factors—3. Risks Related to Operation and Performance—6. Digitalization and the use and importance of digital and technological environments and assets and, consequently, the increased risk of cyber threats and misuse, or failure of such environments and assets (including artificial intelligence and quantum technology), may affect our normal operation of assets and our ability to generate expected value, which could have a material adverse effect on our business, financial condition, and results of operations”.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance
Our Board considers cybersecurity risk as part of its risk oversight function and monitors cybersecurity and other information technology risks. The Board also oversees management’s implementation of our cybersecurity risk management program.
Once a year, and quarterly, respectively the Board and the Audit and Control Committee receive from our Global
CISO a presentation/report on our cybersecurity risks, the status of our cybersecurity program and general cybersecurity topics that impact public companies. In addition, the Global CISO updates the Board, where they deem appropriate, regarding any significant cybersecurity incidents, as well as any incidents considered to be potentially significant.
The Global CISO, together with the Ferrovial Head of Cybersecurity Governance and Business Continuity, the
Ferrovial Head of Cybersecurity Operations, and the local CISOs of our various Business divisions and subsidiaries
(collectively, the “Cybersecurity Management Team”), is responsible for assessing and managing our material risks from cybersecurity threats and allocating resources to implement the cybersecurity program. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our Cybersecurity Management Team’s general experience includes: Cybersecurity Governance, Risk & Compliance, Cybersecurity Risk Management, Control
Framework Management and Assessment, Third Party Risk Management, Business Continuity Management,
Resilience Testing, Vulnerability Management, Identity & Access Management and Protection, Cybersecurity Culture
and Awareness, Audit and eDiscovery Management, Cybersecurity Operations and Architectures, Monitoring and
Correlation, Incident Detection and Response, Endpoint Security, Security in Communications Networks and
Perimeters, Cloud Security, Application Security, Attack Surface Management, Threat Intelligence, Information
Protection, Security in Software Development Lifecycle, OT/IoT Security and Cybersecurity Automation.
Specifically, the Ferrovial Global CISO is a security professional with more than 25 years of IT and cybersecurity experience gained in a variety of companies and sectors with a balanced mix of strategy, management and operational security skills developed in multicultural international environments, analyzing and delivering secure, cost effective services in complex and high value business environments. Over his career, he has obtained ISACA CISA, CISM,
CRISC and CDPSE qualifications and complemented his education by completing an IESE Business School
Management Development Program (PDD) and an ESADE Business School Global Management Program (GMP).
He is trusted and relied upon by our executive management team to establish security governance and design a culture throughout Ferrovial, that places an emphasis on building and leading internal teams at all levels to transform, embed and improve security throughout the Organization.
The Ferrovial Head of Cybersecurity Governance and Business Continuity has 20 years of experience in cybersecurity, developing global governance, risk and control models, and deploying them in complex, heterogeneous and multicultural environments, as well as, third party risk management models, cyber risk quantification approaches and business continuity models. Over his career, he has obtained ISACA CISA and CISM qualifications and ISO 27001
LA & LI and ISO 22301 LA certifications and complemented his education by completing an IT Governance Program provided by Universidad of Deusto. He is a professor, collaborator and occasional speaker in associations focused on the practice of cybersecurity and privacy.
The Ferrovial Head of Cybersecurity Operations is a seasoned cybersecurity, communications, and cloud professional with over 15 years of experience in managing and deploying international security services, including prevention, detection, response, and auditing. He has played a pivotal role in technological and operational transformations and the extension of cybersecurity frameworks to corporate and OT/IoT environments, and leading cybersecurity initiatives in major corporate carve-outs. He has also completed executive programs at IMD Business School, IE Business School, and Universitas Ferrovial and obtained his master’s degree in DevOps from Universidad de La Rioja. He holds multiple industry-recognized certifications, including Fortinet (FCNSA & FCNSP), Checkpoint (CCSA & CCSE),
Microsoft Azure Fundamentals, Bluecoat (BCCPA & BCCPP), and Cisco CCNA.
The Ferrovial Airports/JFK New Terminal Onelocal CISO is a seasoned technology professional with over 19 years of experience in cybersecurity, technology risk management, compliance, and internal audit. He possesses a senior profile with a multidisciplinary background and a proven history of managing international projects. His expertise includes advising senior management and implementing significant information security transformation and cultural change programs. He holds a master’s degree in computer science and engineering from Universidad Autónoma de
Madrid and has completed Executive Management Programs at IE, Headspring, and The Power Business Schools.
Throughout his career, he has obtained numerous professional certifications, including ISAC’s CISA, COBIT, ITIL,
BS25999, and CC’'s Green Level Professional.
The Ferrovial Construction local CISO has more than 15 years of experience in technology and risk management across multiple sectors, in roles including IT risk and control governance auditing and consulting and Head of IT
Audit. He possesses a senior profile with a multidisciplinary background and a proven history of managing international audits. Over his career, he has published over 20 papers and patents in international congresses and worldwide recognized scientific ranked journals. He also holds a Ph.D. in Telecommunications Engineering from the
Polytechnic University of Madrid with the support and supervision of the Institute of Physical and Information
Technologies (CSIC).
The Ferrovial CINTRA EU and NM local CISO has more than 20 years of experience in technology and risk management across multiple sectors, in roles including IT Security Manager, Head of IT Audit, CIO and CISO. Over
his career, he has obtained several information security qualifications such as CISA, CISM, CRISC, Business
Continuity Lead Auditor and Green Level in Industrial Cybersecurity. He has also complemented his education with an IE Business School Management Development Program.
The Ferrovial CINTRA USA local CISO is an information technology professional with over 25 years of experience in cybersecurity, technical architecture design, systems implementation, operation, and maintenance. He holds a bachelor’s degree in computer science from Universidad Tecnológica Simon Rodriguez de Venezuela, and a master’s degree in computer network technology from Herzing University. Throughout his career, he has obtained numerous professional certifications, including ISACA’s CISA, ITIL, Cisco Certified Network Associate, Microsoft Certified
Systems Engineer, VMware Certified Professional, Red Hat Certified Engineer, Microsoft® Certified Azure
Fundamental, and Microsoft® Certified Azure Security Engineer.
The Ferrovial Energy local CISO has over 20 years of experience in technology and risk management across multiple sectors. He complements his professional activity with teaching, advisory board roles, and collaborations with cybersecurity and privacy associations. He holds a degree in Computer Engineering from Universidad Autónoma de
Madrid and several leading security and risk management certifications, including CISSP, CISA, CISM, CRISC,
CDPSE, CSX-F, and ISO 27001 Lead Implementer. He is also accredited as Security Chief and Security Director by the Spanish Ministry of the Interior. Additionally, he completed the Board Member Program at ESADE, holds a degree in Business Management from Universidad Ramon Llull – La Salle, and an Executive MBA from EAE
Business School.
Our management team supervises efforts to prevent, detect, mitigate and remediate cybersecurity risks and incidents through various means, which may include: briefings from security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and
alerts and reports produced by security tools deployed in the digital environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Specifically, the Ferrovial Global CISO is a security professional with more than 25 years of IT and cybersecurity experience gained in a variety of companies and sectors with a balanced mix of strategy, management and operational security skills developed in multicultural international environments, analyzing and delivering secure, cost effective services in complex and high value business environments. Over his career, he has obtained ISACA CISA, CISM,
CRISC and CDPSE qualifications and complemented his education by completing an IESE Business School
Management Development Program (PDD) and an ESADE Business School Global Management Program (GMP).

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Once a year, and quarterly, respectively the Board and the Audit and Control Committee receive from our Global
CISO a presentation/report on our cybersecurity risks, the status of our cybersecurity program and general cybersecurity topics that impact public companies. In addition, the Global CISO updates the Board, where they deem appropriate, regarding any significant cybersecurity incidents, as well as any incidents considered to be potentially significant.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Ferrovial Global CISOFerrovial Head of Cybersecurity Governance and Business ContinuityFerrovial Head of Cybersecurity OperationsFerrovial Airports/JFK New Terminal Onelocal CISOFerrovial CINTRA EU and NM local CISOFerrovial CINTRA USA local CISO
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	the Ferrovial Global CISO is a security professional with more than 25 years of IT and cybersecurity experienceThe Ferrovial Head of Cybersecurity Governance and Business Continuity has 20 years of experience in cybersecurity, developing global governance, risk and control models, and deploying them in complex, heterogeneous and multicultural environments, as well as, third party risk management models, cyber risk quantification approaches and business continuity models. Over his career, he has obtained ISACA CISA and CISM qualifications and ISO 27001
LA & LI and ISO 22301 LA certifications and complemented his education by completing an IT Governance Program provided by Universidad of Deusto. He is a professor, collaborator and occasional speaker in associations focused on the practice of cybersecurity and privacy.
The Ferrovial Head of Cybersecurity Operations is a seasoned cybersecurity, communications, and cloud professional with over 15 years of experience in managing and deploying international security services, including prevention, detection, response, and auditingThe Ferrovial Airports/JFK New Terminal Onelocal CISO is a seasoned technology professional with over 19 years of experience in cybersecurity, technology risk management, compliance, and internal auditThe Ferrovial CINTRA EU and NM local CISO has more than 20 years of experience in technology and risk management across multiple sectors, in roles including IT Security Manager, Head of IT Audit, CIO and CISO. Over
his career, he has obtained several information security qualifications such as CISA, CISM, CRISC, Business
Continuity Lead Auditor and Green Level in Industrial Cybersecurity. He has also complemented his education with an IE Business School Management Development Program.
The Ferrovial CINTRA USA local CISO is an information technology professional with over 25 years of experience in cybersecurity, technical architecture design, systems implementation, operation, and maintenance.The Ferrovial Energy local CISO has over 20 years of experience in technology and risk management across multiple sectors. He complements his professional activity with teaching, advisory board roles, and collaborations with cybersecurity and privacy associations. He holds a degree in Computer Engineering from Universidad Autónoma de
Madrid and several leading security and risk management certifications, including CISSP, CISA, CISM, CRISC,
CDPSE, CSX-F, and ISO 27001 Lead Implementer. He is also accredited as Security Chief and Security Director by the Spanish Ministry of the Interior. Additionally, he completed the Board Member Program at ESADE, holds a degree in Business Management from Universidad Ramon Llull – La Salle, and an Executive MBA from EAE
Business School.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team supervises efforts to prevent, detect, mitigate and remediate cybersecurity risks and incidents through various means, which may include: briefings from security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and
alerts and reports produced by security tools deployed in the digital environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true